REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
REVERSE STOCK SPLIT
23.	REVERSE STOCK SPLIT
On March 18, 2023, the Company’s Board of Directors approved a one-for-twenty reverse stock split of its common stock. The reverse stock split became effective upon filing of a certificate of amendment to the Company’s second amended and restated certificate of incorporation on March 28, 2023. Upon the effectiveness of the reverse stock split, (i) every twenty shares of outstanding common stock were reclassified and combined into one share of common stock and (ii) the number of shares of common stock for which each outstanding option and warrant to purchase common stock is exercisable was proportionately decreased and the exercise price of each outstanding option and warrant to purchase common stock was proportionately increased. No fractional shares were issued as a result of the reverse stock split. The total number of authorized shares of common stock and the par value per share of common stock did not change as a result of the reverse stock split. Accordingly, all share and per share amounts for all periods presented in these financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the reverse stock split and adjustment of the preferred share conversion ratios and exercise price of each outstanding option and warrant as if the transaction had occurred as of the beginning of the earliest period presented.